Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash	$ 888,508	$ 818,979
Restricted cash	224,261	105,334
Related party receivables	170,591	7,248
Prepaid expenses	197
Affiliated note receivable	871,232
TOTAL ASSETS	2,154,789	931,561
Liabilities:
Private placement secured demand notes	2,240,687	1,051,455
Related party private placement secured demand notes	1,926	1,885
Accounts payable and accrued expenses	47,124	29,426
Related party payables	7,644	405,227
Total Liabilities	2,297,381	1,487,993
Commitments and contingencies
Member's deficit	(142,592)	(556,432)
TOTAL LIABILITIES AND MEMBER'S DEFICIT	$ 2,154,789	$ 931,561